Consolidated Balance Sheets Detail - Accrued Liabilities (Detail)	12 Months Ended
	Feb. 29, 2016 USD ($)	Feb. 28, 2015 USD ($)	Mar. 01, 2014 USD ($)	Mar. 02, 2013 USD ($)
Balance Sheet Related Disclosures [Abstract]
Document Period End Date	Feb. 29, 2016
Product Warranty Accrual	$ 33,000,000	$ 123,000,000	$ 204,000,000	$ 318,000,000
Other	335,000,000	544,000,000
Accrued liabilities total	$ 368,000,000	$ 667,000,000
Other Accrued Liabilities Greater than Five Percent of Current Liabilities	0